Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000242602_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242602_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000242602_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,970
C000242602_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,559
C000242602_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242602_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242602_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242602_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242602_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242602_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242602_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242602_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242573_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242573_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242573_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,280
C000242573_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,828
C000242573_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242573_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242573_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242573_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242573_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242573_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242573_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242573_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000250740_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000250740_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250740_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,277
C000250740_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250740_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250740_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250740_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250740_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250740_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242548_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242548_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242548_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,809
C000242548_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,361
C000242548_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242548_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242548_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242548_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242548_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242548_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242548_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242548_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242530_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242530_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242530_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,969
C000242530_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,558
C000242530_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242530_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242530_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242530_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242530_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242530_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242530_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242530_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242598_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,862
C000242598_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,436
C000242598_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242598_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242598_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242598_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242524_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242524_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242524_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,971
C000242524_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,563
C000242524_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242524_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242524_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242524_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242524_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242524_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242524_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242524_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242594_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2040 Fund
C000242594_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242594_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,859
C000242594_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,438
C000242594_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242594_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242594_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242594_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242594_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242594_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242594_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242594_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242559_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242559_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242559_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,862
C000242559_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,286
C000242559_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242559_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242559_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242559_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242559_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242559_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242559_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242559_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242528_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242528_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242528_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,969
C000242528_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,558
C000242528_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242528_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242528_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242528_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242528_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242528_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242528_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242528_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242521_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242521_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242521_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,954
C000242521_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,543
C000242521_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242521_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242521_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242521_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242521_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242521_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242521_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242521_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242584_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242584_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242584_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,556
C000242584_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,128
C000242584_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242584_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242584_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242584_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242584_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242584_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242584_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242584_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242516_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242516_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242516_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,983
C000242516_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,586
C000242516_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242516_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242516_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242516_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242516_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242516_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242516_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242516_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242498_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242498_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242498_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,864
C000242498_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,340
C000242498_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242498_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242498_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242498_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242498_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242498_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242498_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242498_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242605_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242605_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242605_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,491
C000242605_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,983
C000242605_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242605_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242605_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242605_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242605_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242605_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242605_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242605_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242550_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242550_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242550_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,708
C000242550_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,124
C000242550_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242550_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242550_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242550_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242550_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242550_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242550_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242550_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242591_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242591_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242591_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,869
C000242591_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,466
C000242591_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242591_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242591_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242591_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242591_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242591_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242591_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242591_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242570_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242570_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242570_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,452
C000242570_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,922
C000242570_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242570_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242570_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242570_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242570_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242570_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242570_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242570_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242553_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242553_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242553_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,803
C000242553_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,344
C000242553_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242553_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242553_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242553_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242553_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242553_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242553_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242553_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242541_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242541_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000242541_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,181
C000242541_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242541_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242541_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242541_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242541_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242541_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242541_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242532_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242532_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242532_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,852
C000242532_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,306
C000242532_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242532_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242532_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242532_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242532_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242532_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242532_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242532_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242585_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2035 Fund
C000242585_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242585_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,548
C000242585_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,112
C000242585_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242585_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242585_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242585_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242585_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242585_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242585_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242585_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242580_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242580_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242580_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,266
C000242580_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,802
C000242580_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242580_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242580_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242580_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242580_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242580_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242580_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242580_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242519_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242519_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242519_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,493
C000242519_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,990
C000242519_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242519_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242519_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242519_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242519_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242519_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242519_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242519_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242545_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242545_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242545_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,826
C000242545_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,382
C000242545_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242545_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242545_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242545_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242545_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242545_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242545_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242545_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242575_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242575_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242575_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,280
C000242575_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,828
C000242575_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242575_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242575_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242575_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242575_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242575_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242575_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242575_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242561_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242561_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242561_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,310
C000242561_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,782
C000242561_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242561_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242561_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242561_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242561_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242561_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242561_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242561_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000250746_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Fund
C000250746_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250746_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000250746_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250746_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250746_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250746_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250746_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250746_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242507_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,248
C000242507_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,765
C000242507_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242507_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242507_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242507_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000250745_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000250745_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250745_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,282
C000250745_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250745_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250745_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250745_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250745_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250745_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242509_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242509_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242509_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,247
C000242509_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,763
C000242509_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242509_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242509_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242509_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242509_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242509_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242509_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242509_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242590_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242590_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242590_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,877
C000242590_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,482
C000242590_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242590_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242590_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242590_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242590_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242590_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242590_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242590_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242505_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242505_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242505_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,962
C000242505_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,538
C000242505_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242505_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242505_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242505_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242505_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242505_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242505_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242505_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242586_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242586_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242586_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,451
C000242586_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,883
C000242586_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242586_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242586_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242586_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242586_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242586_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242586_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242586_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242517_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2055 Fund
C000242517_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242517_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,960
C000242517_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,539
C000242517_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242517_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242517_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242517_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242517_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242517_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242517_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242517_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242546_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242546_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242546_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,809
C000242546_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,361
C000242546_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242546_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242546_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242546_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242546_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242546_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242546_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242546_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242534_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242534_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242534_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,248
C000242534_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,759
C000242534_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242534_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242534_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242534_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242534_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242534_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242534_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242534_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242562_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242562_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242562_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,960
C000242562_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,491
C000242562_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242562_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242562_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242562_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242562_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242562_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242562_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242562_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242508_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242508_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242508_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,490
C000242508_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,989
C000242508_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242508_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242508_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242508_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242508_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242508_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242508_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242508_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242595_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242595_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242595_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,752
C000242595_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,201
C000242595_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242595_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242595_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242595_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242595_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242595_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242595_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242595_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242542_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242542_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,543
C000242542_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,966
C000242542_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242542_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242542_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242542_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242542_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242542_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242542_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242526_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242526_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242526_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,971
C000242526_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,563
C000242526_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242526_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242526_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242526_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242526_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242526_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242526_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242526_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242599_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,977
C000242599_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,587
C000242599_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242599_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242599_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242599_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242599_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242599_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242560_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242560_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242560_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,533
C000242560_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,988
C000242560_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242560_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242560_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242560_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242560_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242560_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242560_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242560_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242499_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242499_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242499_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,487
C000242499_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,022
C000242499_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242499_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242499_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242499_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242499_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242499_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242499_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242499_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242593_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242593_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242593_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,869
C000242593_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,466
C000242593_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242593_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242593_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242593_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242593_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242593_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242593_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242593_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242501_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242501_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242501_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,976
C000242501_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,588
C000242501_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242501_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242501_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242501_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242501_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242501_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242501_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242501_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242504_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242504_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242504_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,969
C000242504_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,562
C000242504_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242504_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242504_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242504_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242504_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242504_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242504_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242504_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242500_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2050 Fund
C000242500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,951
C000242500_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,537
C000242500_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242500_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242500_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242500_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242500_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242500_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242540_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2010 Fund
C000242540_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242540_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,639
C000242540_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,176
C000242540_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242540_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242540_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242540_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242540_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242540_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242540_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242540_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242607_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242607_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242607_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,963
C000242607_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000242607_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242607_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242607_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242607_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242607_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242607_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242607_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242607_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242522_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2060 Fund
C000242522_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242522_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,964
C000242522_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,538
C000242522_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242522_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242522_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242522_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242522_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242522_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242522_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242522_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242579_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242579_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242579_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,603
C000242579_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,073
C000242579_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242579_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242579_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242579_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242579_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242579_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242579_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242579_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242527_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242527_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242527_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,977
C000242527_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,583
C000242527_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242527_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242527_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242527_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242527_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242527_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242527_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242527_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242551_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242551_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242551_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,383
C000242551_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,840
C000242551_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242551_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242551_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242551_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242551_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242551_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242551_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242551_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242525_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242525_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242525_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,978
C000242525_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,588
C000242525_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242525_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242525_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242525_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242525_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242525_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242525_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242525_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242568_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242568_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242568_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,017
C000242568_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,418
C000242568_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242568_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242568_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242568_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242568_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242568_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242568_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242568_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242588_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242588_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242588_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,861
C000242588_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,361
C000242588_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242588_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242588_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242588_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242588_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242588_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242588_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242588_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242557_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242557_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,974
C000242557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,516
C000242557_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242557_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242557_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242557_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242511_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242511_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242511_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,849
C000242511_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,305
C000242511_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242511_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242511_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242511_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242511_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242511_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242511_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242511_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242520_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242520_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242520_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,853
C000242520_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,311
C000242520_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242520_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242520_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242520_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242520_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242520_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242520_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242520_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242539_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242539_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,655
C000242539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,201
C000242539_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242539_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242539_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242539_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242604_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242604_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,853
C000242604_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,309
C000242604_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242604_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242604_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242604_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242604_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242604_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242606_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242606_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242606_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,249
C000242606_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,762
C000242606_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242606_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242606_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242606_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242606_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242606_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242606_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242606_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242554_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242554_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242554_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,982
C000242554_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,540
C000242554_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242554_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242554_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242554_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242554_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242554_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242554_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242554_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242600_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242600_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242600_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,970
C000242600_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,559
C000242600_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242600_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242600_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242600_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242600_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242600_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242600_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242600_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242596_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242596_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242596_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,394
C000242596_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,894
C000242596_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242596_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242596_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242596_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242596_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242596_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242596_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242596_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242495_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date Income Fund
C000242495_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242495_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,488
C000242495_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,023
C000242495_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242495_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242495_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242495_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242495_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242495_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242495_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242495_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242564_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242564_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242564_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,120
C000242564_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,659
C000242564_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242564_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242564_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242564_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242564_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242564_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242564_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242564_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242518_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242518_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242518_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,249
C000242518_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,760
C000242518_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2060 Composite Index℠
C000242518_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242518_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242518_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242518_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242518_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242518_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242518_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242576_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2030 Fund
C000242576_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242576_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,275
C000242576_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,805
C000242576_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242576_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242576_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242576_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242576_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242576_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242576_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242576_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000250743_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000250743_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250743_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,282
C000250743_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250743_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250743_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250743_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250743_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250743_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242533_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242533_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,491
C000242533_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,983
C000242533_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242533_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242533_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242533_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242533_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242533_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242533_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242589_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242589_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242589_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,549
C000242589_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,102
C000242589_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242589_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242589_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242589_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242589_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242589_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242589_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242589_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242536_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242536_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242536_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,661
C000242536_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,215
C000242536_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242536_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242536_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242536_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242536_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242536_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242536_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242536_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242502_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242502_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242502_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,969
C000242502_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,562
C000242502_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242502_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242502_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242502_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242502_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242502_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242502_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242502_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242510_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242510_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242510_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,490
C000242510_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,990
C000242510_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242510_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242510_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242510_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242510_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242510_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242510_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242510_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242578_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242578_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242578_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,828
C000242578_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,282
C000242578_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242578_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242578_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242578_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242578_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242578_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242578_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242578_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000250744_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000250744_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000250744_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,882
C000250744_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250744_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250744_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250744_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250744_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250744_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242497_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242497_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242497_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,079
C000242497_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,531
C000242497_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242497_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242497_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242497_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242497_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242497_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242497_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242497_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242558_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2020 Fund
C000242558_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,959
C000242558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,498
C000242558_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242558_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242558_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242558_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242552_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242552_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242552_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,157
C000242552_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,637
C000242552_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242552_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242552_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242552_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242552_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242552_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242552_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242552_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242506_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242506_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242506_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,852
C000242506_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,299
C000242506_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2050 Composite Index℠
C000242506_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242506_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242506_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242506_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242506_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242506_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242506_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242515_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242515_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242515_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,966
C000242515_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,562
C000242515_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242515_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242515_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242515_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242515_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242515_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242515_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242515_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242581_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242581_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242581_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,573
C000242581_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,155
C000242581_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242581_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242581_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242581_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242581_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242581_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242581_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242581_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242597_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242597_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242597_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,151
C000242597_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,665
C000242597_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2040 Composite Index℠
C000242597_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242597_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,756
C000242597_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,470
C000242597_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242597_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242597_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242597_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242543_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000242543_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,425
C000242543_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,002
C000242543_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,489
C000242543_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242543_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242543_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242543_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242543_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242543_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242543_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242543_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000250747_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000250747_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250747_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,104
C000250747_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250747_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250747_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250747_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250747_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250747_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242572_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242572_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242572_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,287
C000242572_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000242572_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242572_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242572_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242572_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242572_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242572_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242572_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242572_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242569_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242569_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242569_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,673
C000242569_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,125
C000242569_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242569_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242569_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242569_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242569_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242569_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242569_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242569_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242535_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2065 Fund
C000242535_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242535_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,953
C000242535_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,533
C000242535_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242535_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242535_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242535_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242535_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242535_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242535_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242535_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242496_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242496_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242496_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,396
C000242496_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,815
C000242496_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242496_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242496_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242496_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242496_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242496_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242496_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242496_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242512_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242512_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242512_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,959
C000242512_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,539
C000242512_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242512_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242512_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242512_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242512_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242512_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242512_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242512_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242513_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242513_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242513_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,966
C000242513_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,562
C000242513_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2055 Composite Index℠
C000242513_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242513_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242513_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242513_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242513_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242513_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242513_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242567_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2025 Fund
C000242567_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242567_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,109
C000242567_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,643
C000242567_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242567_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242567_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242567_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242567_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242567_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242567_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242567_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242537_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242537_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242537_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,655
C000242537_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,201
C000242537_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242537_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242537_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242537_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242537_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242537_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242537_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242537_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242531_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242531_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242531_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,963
C000242531_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,541
C000242531_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2065 Composite Index℠
C000242531_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242531_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242531_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242531_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242531_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242531_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242531_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000250741_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000250741_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000250741_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,664
C000250741_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250741_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250741_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250741_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250741_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250741_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000242492_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242492_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242492_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,494
C000242492_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,039
C000242492_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242492_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242492_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242492_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242492_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242492_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242492_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242492_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242571_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000242571_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242571_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,113
C000242571_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,639
C000242571_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242571_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242571_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242571_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242571_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242571_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242571_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242571_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242555_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,974
C000242555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,516
C000242555_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2020 Composite Index℠
C000242555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,956
C000242555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,565
C000242555_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242549_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2015 Fund
C000242549_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242549_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,805
C000242549_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,336
C000242549_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2015 Composite Index℠
C000242549_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242549_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,811
C000242549_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000242549_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242549_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242549_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242549_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242603_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Target Date 2045 Fund
C000242603_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242603_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,953
C000242603_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,538
C000242603_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2045 Composite Index℠
C000242603_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242603_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,842
C000242603_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,567
C000242603_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242603_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242603_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242603_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242491_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242491_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242491_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,503
C000242491_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,064
C000242491_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242491_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242491_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242491_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242491_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242491_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242491_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242491_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242563_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000242563_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242563_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,127
C000242563_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,682
C000242563_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242563_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242563_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242563_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242563_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242563_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242563_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242563_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242577_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000242577_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242577_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,168
C000242577_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,580
C000242577_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2030 Composite Index℠
C000242577_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242577_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,231
C000242577_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,865
C000242577_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242577_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242577_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242577_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242582_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000242582_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242582_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,556
C000242582_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,128
C000242582_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242582_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242582_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242582_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242582_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242582_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242582_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242582_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242566_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242566_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242566_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,120
C000242566_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,659
C000242566_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2025 Composite Index℠
C000242566_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242566_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,087
C000242566_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,705
C000242566_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242566_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242566_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242566_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242494_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000242494_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242494_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,495
C000242494_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,040
C000242494_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date Income Composite Index℠
C000242494_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242494_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,532
C000242494_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,107
C000242494_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242494_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242494_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242494_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000242587_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242587_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242587_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,092
C000242587_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,573
C000242587_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2035 Composite Index℠
C000242587_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242587_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,483
C000242587_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,154
C000242587_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000242587_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242587_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,902
C000242587_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,967
C000242544_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000242544_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,650
C000242544_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,225
C000242544_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,690
C000242544_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Sustainable Target Date 2010 Composite Index℠
C000242544_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242544_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,666
C000242544_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,256
C000242544_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000242544_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242544_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,089
C000242544_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000250742_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000250742_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250742_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,288
C000250742_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Target Date 2070 Composite Index  ℠
C000250742_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250742_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,385
C000250742_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250742_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250742_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,380